SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Parts and materials	$ 13,820,398	$ 7,915,528
Goods in transit	1,765,424
Finished goods	1,432,395	366,715
Inventories, net	$ 17,018,217	$ 8,282,243